Restatement (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net loss per share	$ (0.01)	$ (0.13)	$ (0.44)	$ (0.17)	$ (0.46)	$ (0.20)
As Reported
Net loss per share	$ (0.02)		$ (0.04)
As Restated
Net loss per share	$ (0.01)		$ (0.44)